Income Taxes - Schedule of Reconciliation of the Federal Income Tax Rate (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 16, 2022	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate				21.00%
State Taxes (Net of Federal Benefit)				2.86%
Permanent Differences				(8.11%)
Change in valuation allowance				5.02%
Other				0.19%
Income tax provision	1.00%	18.00%	21.00%	20.97%